SHAREHOLDERS EQUITY (Schedule of Options Outstanding) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding at the end of the year	159,874	107,881
Weighted average remaining contractual life (in years)	6 years 7 months 28 days	7 years
Weighted average exercise price	$ 43.75	$ 60.36
Options exercisable at the end of the year	69,779
Average exercise price of options exercisable	$ 71.05
7.92-34.32 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	7.92
Maximum exercise price	$ 34.32
Options outstanding at the end of the year	103,304
Weighted average remaining contractual life (in years)	6 years 22 days
Weighted average exercise price	$ 16.00
Options exercisable at the end of the year	18,753
Average exercise price of options exercisable	$ 27.10
39.12-42.84 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	39.12
Maximum exercise price	$ 42.84
Options outstanding at the end of the year	20,902
Weighted average remaining contractual life (in years)	6 years 29 days
Weighted average exercise price	$ 40.95
Options exercisable at the end of the year	17,420
Average exercise price of options exercisable	$ 40.94
43.44-56.28 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	43.44
Maximum exercise price	$ 56.28
Options outstanding at the end of the year	5,924
Weighted average remaining contractual life (in years)	5 years 7 months 6 days
Weighted average exercise price	$ 49.41
Options exercisable at the end of the year	4,448
Average exercise price of options exercisable	$ 50.78
61.92-1,188 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	61.92
Maximum exercise price	$ 1,188
Options outstanding at the end of the year	28,969
Weighted average remaining contractual life (in years)	4 years 5 months 23 days
Weighted average exercise price	$ 74.34
Options exercisable at the end of the year	28,383
Average exercise price of options exercisable	$ 74.60
1,476-6,336.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	1,476
Maximum exercise price	$ 6,336.12
Options outstanding at the end of the year	775
Weighted average remaining contractual life (in years)	2 years 7 months 20 days
Weighted average exercise price	$ 1,796.75
Options exercisable at the end of the year	775
Average exercise price of options exercisable	$ 1,796.75